Other information about investments - Subsidiaries - Plenitude & Power (Details)	12 Months Ended
	Dec. 31, 2021 USD ($)	Dec. 31, 2021 EUR (€)	Dec. 31, 2021 GBP (£)	Dec. 31, 2021 AUD ($)	Dec. 31, 2021 KZT (₸)	Dec. 31, 2021 PKR (₨)	Dec. 31, 2020 EUR (€)
Subsidiaries
Share capital		€ 4,005,000,000					€ 4,005,000,000
ENI SpA
Subsidiaries
Share capital		4,005,358,876					€ 4,005,358,876
Plenitude | Italy | Subsidiaries One [Member]
Subsidiaries
Company name	4Energia Srl
Registered office	Milan
Country of operation	Italy
Share capital		400,000
% Equity ratio	100.00%
Consolidation or valuation method	F.C.
Plenitude | Italy | Subsidiaries One [Member] | Be Power SpA
Subsidiaries
% Ownership	100.00%
Plenitude | Italy | Subsidiaries Two [Member]
Subsidiaries
Company name	Be Charge Srl
Registered office	Milan
Country of operation	Italy
Share capital		500,000
% Equity ratio	100.00%
Consolidation or valuation method	F.C.
Plenitude | Italy | Subsidiaries Two [Member] | Be Power SpA
Subsidiaries
% Ownership	100.00%
Plenitude | Italy | Subsidiaries Three [Member]
Subsidiaries
Company name	Be Charge Valle d'Aosta Srl
Registered office	Milan
Country of operation	Italy
Share capital		10,000
% Equity ratio	100.00%
Consolidation or valuation method	F.C.
Plenitude | Italy | Subsidiaries Three [Member] | Be Charge Srl
Subsidiaries
% Ownership	100.00%
Plenitude | Italy | Subsidiaries Four [Member]
Subsidiaries
Company name	Be Power SpA
Registered office	Milan
Country of operation	Italy
Share capital		698,251
% Equity ratio	100.00%
Consolidation or valuation method	F.C.
Plenitude | Italy | Subsidiaries Four [Member] | Eni gas e luce SpA SB
Subsidiaries
% Ownership	99.19%
Plenitude | Italy | Subsidiaries Four [Member] | Third parties
Subsidiaries
% Ownership	0.81%
Plenitude | Italy | Subsidiaries Five [Member]
Subsidiaries
Company name	CEF 3 Wind Energy SpA
Registered office	Milan
Country of operation	Italy
Share capital		101,000
% Equity ratio	100.00%
Consolidation or valuation method	F.C.
Plenitude | Italy | Subsidiaries Five [Member] | Eni New Energy SpA
Subsidiaries
% Ownership	100.00%
Plenitude | Italy | Subsidiaries Six [Member]
Subsidiaries
Company name	CGDB Enrico Srl
Registered office	San Donato Milanese (MI)
Country of operation	Italy
Share capital		10,000
% Equity ratio	100.00%
Consolidation or valuation method	F.C.
Plenitude | Italy | Subsidiaries Six [Member] | Eni New Energy SpA
Subsidiaries
% Ownership	100.00%
Plenitude | Italy | Subsidiaries Seven [Member]
Subsidiaries
Company name	CGDB Laerte Srl
Registered office	San Donato Milanese (MI)
Country of operation	Italy
Share capital		10,000
% Equity ratio	100.00%
Consolidation or valuation method	F.C.
Plenitude | Italy | Subsidiaries Seven [Member] | Eni New Energy SpA
Subsidiaries
% Ownership	100.00%
Plenitude | Italy | Subsidiaries Eight [Member]
Subsidiaries
Company name	Eni gas e luce SpA Società Benefit
Registered office	San Donato Milanese (MI)
Country of operation	Italy
Share capital		770,000,000
% Equity ratio	100.00%
Consolidation or valuation method	F.C.
Plenitude | Italy | Subsidiaries Eight [Member] | ENI SpA
Subsidiaries
% Ownership	100.00%
Plenitude | Italy | Subsidiaries Nine [Member]
Subsidiaries
Company name	Eni New Energy SpA
Registered office	San Donato Milanese (MI)
Country of operation	Italy
Share capital		9,296,000
% Equity ratio	100.00%
Consolidation or valuation method	F.C.
Plenitude | Italy | Subsidiaries Nine [Member] | Eni gas e luce SpA SB
Subsidiaries
% Ownership	100.00%
Plenitude | Italy | Subsidiaries Ten [Member]
Subsidiaries
Company name	Eolica Lucana Srl
Registered office	Milan
Country of operation	Italy
Share capital		100,000
% Equity ratio	100.00%
Consolidation or valuation method	F.C.
Plenitude | Italy | Subsidiaries Ten [Member] | Eni New Energy SpA
Subsidiaries
% Ownership	100.00%
Plenitude | Italy | Subsidiaries Eleven [Member]
Subsidiaries
Company name	Evolvere SpA Società Benefit
Registered office	Milan
Country of operation	Italy
Share capital		1,130,000
% Equity ratio	70.52%
Consolidation or valuation method	F.C.
Plenitude | Italy | Subsidiaries Eleven [Member] | Eni gas e luce SpA SB
Subsidiaries
% Ownership	70.52%
Plenitude | Italy | Subsidiaries Eleven [Member] | Third parties
Subsidiaries
% Ownership	29.48%
Plenitude | Italy | Subsidiaries Twelve [Member]
Subsidiaries
Company name	Evolvere Venture SpA
Registered office	Milan
Country of operation	Italy
Share capital		50,000
% Equity ratio	70.52%
Consolidation or valuation method	F.C.
Plenitude | Italy | Subsidiaries Twelve [Member] | Evolvere SpA Soc. Ben.
Subsidiaries
% Ownership	100.00%
Plenitude | Italy | Subsidiaries Thirteen [Member]
Subsidiaries
Company name	Finpower Wind Srl
Registered office	Milan
Country of operation	Italy
Share capital		10,000
% Equity ratio	100.00%
Consolidation or valuation method	F.C.
Plenitude | Italy | Subsidiaries Thirteen [Member] | Eni New Energy SpA
Subsidiaries
% Ownership	100.00%
Plenitude | Italy | Subsidiaries Fourteen [Member]
Subsidiaries
Company name	Green Energy Management Services Srl
Registered office	Rome
Country of operation	Italy
Share capital		10,000
% Equity ratio	100.00%
Consolidation or valuation method	F.C.
Plenitude | Italy | Subsidiaries Fourteen [Member] | Eni New Energy SpA
Subsidiaries
% Ownership	100.00%
Plenitude | Italy | Subsidiaries Fifteen [Member]
Subsidiaries
Company name	SEA SpA
Registered office	L'Aquila
Country of operation	Italy
Share capital		100,000
% Equity ratio	60.00%
Consolidation or valuation method	F.C.
Plenitude | Italy | Subsidiaries Fifteen [Member] | Eni gas e luce SpA SB
Subsidiaries
% Ownership	60.00%
Plenitude | Italy | Subsidiaries Fifteen [Member] | Third parties
Subsidiaries
% Ownership	40.00%
Plenitude | Italy | Subsidiaries Sixteen [Member]
Subsidiaries
Company name	Società Energie Rinnovabili 1 SpA
Registered office	Rome
Country of operation	Italy
Share capital		120,000
% Equity ratio	100.00%
Consolidation or valuation method	F.C.
Plenitude | Italy | Subsidiaries Sixteen [Member] | SER SpA
Subsidiaries
% Ownership	96.00%
Plenitude | Italy | Subsidiaries Sixteen [Member] | CEF 3 Wind Energy
Subsidiaries
% Ownership	4.00%
Plenitude | Italy | Subsidiaries Seventeen [Member]
Subsidiaries
Company name	Società Energie Rinnovabili SpA
Registered office	Palermo
Country of operation	Italy
Share capital		121,636
% Equity ratio	100.00%
Consolidation or valuation method	F.C.
Plenitude | Italy | Subsidiaries Seventeen [Member] | CEF 3 Wind Energy
Subsidiaries
% Ownership	100.00%
Plenitude | Italy | Subsidiaries Eighteen [Member]
Subsidiaries
Company name	Wind Park Laterza Srl
Registered office	San Donato Milanese (MI)
Country of operation	Italy
Share capital		10,000
% Equity ratio	100.00%
Consolidation or valuation method	F.C.
Plenitude | Italy | Subsidiaries Eighteen [Member] | Eni New Energy SpA
Subsidiaries
% Ownership	100.00%
Plenitude | Foreign (outside Italy) | Subsidiaries One [Member]
Subsidiaries
Company name	Adriaplin Podjetje za distribucijo zemeljskega plina doo Ljubljana
Registered office	Ljubljana (Slovenia)
Country of operation	Slovenia
Share capital		12,956,935
% Equity ratio	51.00%
Consolidation or valuation method	F.C.
Plenitude | Foreign (outside Italy) | Subsidiaries One [Member] | Eni gas e luce SpA SB
Subsidiaries
% Ownership	51.00%
Plenitude | Foreign (outside Italy) | Subsidiaries One [Member] | Third parties
Subsidiaries
% Ownership	49.00%
Plenitude | Foreign (outside Italy) | Subsidiaries Two [Member]
Subsidiaries
Company name	Aldro Energía y Soluciones SLU
Registered office	Torrelavega (Spain)
Country of operation	Spain
Share capital		3,192,000
% Equity ratio	100.00%
Consolidation or valuation method	F.C.
Plenitude | Foreign (outside Italy) | Subsidiaries Two [Member] | Eni gas e luce SpA SB
Subsidiaries
% Ownership	100.00%
Plenitude | Foreign (outside Italy) | Subsidiaries Three [Member]
Subsidiaries
Company name	Aleria Solar SAS
Registered office	Bastia (France)
Country of operation	France
Share capital		100
% Equity ratio	100.00%
Consolidation or valuation method	F.C.
Plenitude | Foreign (outside Italy) | Subsidiaries Three [Member] | Dhamma Energy SAS
Subsidiaries
% Ownership	100.00%
Plenitude | Foreign (outside Italy) | Subsidiaries Four [Member]
Subsidiaries
Company name	Alpinia Solar SLU
Registered office	Madrid (Spain)
Country of operation	Spain
Share capital		3,000
% Equity ratio	100.00%
Consolidation or valuation method	F.C.
Plenitude | Foreign (outside Italy) | Subsidiaries Four [Member] | Dhamma Energy Group
Subsidiaries
% Ownership	100.00%
Plenitude | Foreign (outside Italy) | Subsidiaries Five [Member]
Subsidiaries
Company name	Argon SAS
Registered office	Argenteuil (France)
Country of operation	France
Share capital		180,000
% Equity ratio	100.00%
Consolidation or valuation method	F.C.
Plenitude | Foreign (outside Italy) | Subsidiaries Five [Member] | Dhamma Energy SAS
Subsidiaries
% Ownership	100.00%
Plenitude | Foreign (outside Italy) | Subsidiaries Six [Member]
Subsidiaries
Company name	Arm Wind Llp
Registered office	Nur-Sultan (Kazakhstan)
Country of operation	Kazakhstan
Share capital | ₸					₸ 19,069,100,000
% Equity ratio	100.00%
Consolidation or valuation method	F.C.
Plenitude | Foreign (outside Italy) | Subsidiaries Six [Member] | Eni Energy Solutions BV
Subsidiaries
% Ownership	100.00%
Plenitude | Foreign (outside Italy) | Subsidiaries Seven [Member]
Subsidiaries
Company name	Athies-Samoussy Solar PV1 SAS
Registered office	Argenteuil (France)
Country of operation	France
Share capital		68,000
% Equity ratio	100.00%
Consolidation or valuation method	F.C.
Plenitude | Foreign (outside Italy) | Subsidiaries Seven [Member] | Krypton SAS
Subsidiaries
% Ownership	100.00%
Plenitude | Foreign (outside Italy) | Subsidiaries Eight [Member]
Subsidiaries
Company name	Athies-Samoussy Solar PV2 SAS
Registered office	Argenteuil (France)
Country of operation	France
Share capital		40,000
% Equity ratio	100.00%
Consolidation or valuation method	F.C.
Plenitude | Foreign (outside Italy) | Subsidiaries Eight [Member] | Krypton SAS
Subsidiaries
% Ownership	100.00%
Plenitude | Foreign (outside Italy) | Subsidiaries Nine [Member]
Subsidiaries
Company name	Athies-Samoussy Solar PV3 SAS
Registered office	Argenteuil (France)
Country of operation	France
Share capital		36,000
% Equity ratio	100.00%
Consolidation or valuation method	F.C.
Plenitude | Foreign (outside Italy) | Subsidiaries Nine [Member] | Krypton SAS
Subsidiaries
% Ownership	100.00%
Plenitude | Foreign (outside Italy) | Subsidiaries Ten [Member]
Subsidiaries
Company name	Athies-Samoussy Solar PV4 SAS
Registered office	Argenteuil (France)
Country of operation	France
Share capital		14,000
% Equity ratio	100.00%
Consolidation or valuation method	F.C.
Plenitude | Foreign (outside Italy) | Subsidiaries Ten [Member] | Xenon SAS
Subsidiaries
% Ownership	100.00%
Plenitude | Foreign (outside Italy) | Subsidiaries Eleven [Member]
Subsidiaries
Company name	Athies-Samoussy Solar PV5 SAS
Registered office	Argenteuil (France)
Country of operation	France
Share capital		14,000
% Equity ratio	100.00%
Consolidation or valuation method	F.C.
Plenitude | Foreign (outside Italy) | Subsidiaries Eleven [Member] | Xenon SAS
Subsidiaries
% Ownership	100.00%
Plenitude | Foreign (outside Italy) | Subsidiaries Twelve [Member]
Subsidiaries
Company name	Belle Magiocche Solaire SAS
Registered office	Bastia (France)
Country of operation	France
Share capital		10,000
% Equity ratio	100.00%
Consolidation or valuation method	F.C.
Plenitude | Foreign (outside Italy) | Subsidiaries Twelve [Member] | Dhamma Energy SAS
Subsidiaries
% Ownership	100.00%
Plenitude | Foreign (outside Italy) | Subsidiaries Thirteen [Member]
Subsidiaries
Company name	Bonete Solar SLU
Registered office	Madrid (Spain)
Country of operation	Spain
Share capital		3,000
% Equity ratio	100.00%
Consolidation or valuation method	F.C.
Plenitude | Foreign (outside Italy) | Subsidiaries Thirteen [Member] | Dhamma Energy Group
Subsidiaries
% Ownership	100.00%
Plenitude | Foreign (outside Italy) | Subsidiaries Fourteen [Member]
Subsidiaries
Company name	Brazoria Class B Member Llc
Registered office	Dover (USA)
Country of operation	USA
Share capital | $	$ 1,000
Consolidation or valuation method	Eq.
Plenitude | Foreign (outside Italy) | Subsidiaries Fourteen [Member] | Eni New Energy US Inc
Subsidiaries
% Ownership	100.00%
Plenitude | Foreign (outside Italy) | Subsidiaries Fifteen [Member]
Subsidiaries
Company name	Brazoria County Solar Project Llc
Registered office	Dover (USA)
Country of operation	USA
Share capital | $	$ 1,000
% Equity ratio	100.00%
Consolidation or valuation method	F.C.
Plenitude | Foreign (outside Italy) | Subsidiaries Fifteen [Member] | Eni New Energy US Hold
Subsidiaries
% Ownership	100.00%
Plenitude | Foreign (outside Italy) | Subsidiaries Sixteen [Member]
Subsidiaries
Company name	Brazoria HoldCo Llc
Registered office	Dover (USA)
Country of operation	USA
Share capital | $	$ 1,000
Plenitude | Foreign (outside Italy) | Subsidiaries Sixteen [Member] | Brazoria Class B
Subsidiaries
% Ownership	100.00%
Plenitude | Foreign (outside Italy) | Subsidiaries Seventeen [Member]
Subsidiaries
Company name	Camelia Solar SLU
Registered office	Madrid (Spain)
Country of operation	Spain
Share capital		3,000
% Equity ratio	100.00%
Consolidation or valuation method	F.C.
Plenitude | Foreign (outside Italy) | Subsidiaries Seventeen [Member] | Dhamma Energy Group
Subsidiaries
% Ownership	100.00%
Plenitude | Foreign (outside Italy) | Subsidiaries Eighteen [Member]
Subsidiaries
Company name	Celtis Solar SLU
Registered office	Madrid (Spain)
Country of operation	Spain
Share capital		3,000
% Equity ratio	100.00%
Consolidation or valuation method	F.C.
Plenitude | Foreign (outside Italy) | Subsidiaries Eighteen [Member] | Dhamma Energy Group
Subsidiaries
% Ownership	100.00%
Plenitude | Foreign (outside Italy) | Subsidiaries Nineteen [Member]
Subsidiaries
Company name	Desarrollos Empresariales Illas SL
Registered office	Madrid (Spain)
Country of operation	Spain
Share capital		3,000
% Equity ratio	55.00%
Consolidation or valuation method	F.C.
Plenitude | Foreign (outside Italy) | Subsidiaries Nineteen [Member] | Dhamma Energy Group
Subsidiaries
% Ownership	55.00%
Plenitude | Foreign (outside Italy) | Subsidiaries Nineteen [Member] | Third parties
Subsidiaries
% Ownership	45.00%
Plenitude | Foreign (outside Italy) | Subsidiaries Twenty [Member]
Subsidiaries
Company name	Desarrollos Energéticos Riojanos SL
Registered office	Villarcayo de Merindad de Castilla la Vieja (Spain)
Country of operation	Spain
Share capital		876,042
% Equity ratio	100.00%
Consolidation or valuation method	F.C.
Plenitude | Foreign (outside Italy) | Subsidiaries Twenty [Member] | Eni gas e luce SpA SB
Subsidiaries
% Ownership	60.00%
Plenitude | Foreign (outside Italy) | Subsidiaries Twenty [Member] | Energias Amb. Outes
Subsidiaries
% Ownership	40.00%
Plenitude | Foreign (outside Italy) | Subsidiaries Twenty One [Member]
Subsidiaries
Company name	Dhamma Energy Development SAS
Registered office	Argenteuil (France)
Country of operation	France
Share capital		51,000
% Equity ratio	100.00%
Consolidation or valuation method	F.C.
Plenitude | Foreign (outside Italy) | Subsidiaries Twenty One [Member] | Dhamma Energy Group
Subsidiaries
% Ownership	100.00%
Plenitude | Foreign (outside Italy) | Subsidiaries Twenty Two [Member]
Subsidiaries
Company name	Dhamma Energy Group Sàrl
Registered office	Dudelange (Luxembourg)
Country of operation	Luxembourg
Share capital		10,253,560
% Equity ratio	100.00%
Consolidation or valuation method	F.C.
Plenitude | Foreign (outside Italy) | Subsidiaries Twenty Two [Member] | Eni gas e luce SpA SB
Subsidiaries
% Ownership	100.00%
Plenitude | Foreign (outside Italy) | Subsidiaries Twenty Three [Member]
Subsidiaries
Company name	Dhamma Energy Management SLU
Registered office	Madrid (Spain)
Country of operation	Spain
Share capital		6,680
% Equity ratio	100.00%
Consolidation or valuation method	F.C.
Plenitude | Foreign (outside Italy) | Subsidiaries Twenty Three [Member] | Dhamma Energy Group
Subsidiaries
% Ownership	100.00%
Plenitude | Foreign (outside Italy) | Subsidiaries Twenty Four [Member]
Subsidiaries
Company name	Dhamma Energy Rooftop SAS
Registered office	Argenteuil (France)
Country of operation	France
Share capital		40,000
% Equity ratio	100.00%
Consolidation or valuation method	F.C.
Plenitude | Foreign (outside Italy) | Subsidiaries Twenty Four [Member] | Dhamma Energy Group
Subsidiaries
% Ownership	100.00%
Plenitude | Foreign (outside Italy) | Subsidiaries Twenty Five [Member]
Subsidiaries
Company name	Dhamma Energy SAS
Registered office	Argenteuil (France)
Country of operation	France
Share capital		1,116,489.72
% Equity ratio	100.00%
Consolidation or valuation method	F.C.
Plenitude | Foreign (outside Italy) | Subsidiaries Twenty Five [Member] | Dhamma Energy Group
Subsidiaries
% Ownership	100.00%
Plenitude | Foreign (outside Italy) | Subsidiaries Twenty Six [Member]
Subsidiaries
Company name	Ecovent Parc Eolic SAU
Registered office	Madrid (Spain)
Country of operation	Spain
Share capital		1,037,350
% Equity ratio	100.00%
Consolidation or valuation method	F.C.
Plenitude | Foreign (outside Italy) | Subsidiaries Twenty Six [Member] | Eni gas e luce SpA SB
Subsidiaries
% Ownership	100.00%
Plenitude | Foreign (outside Italy) | Subsidiaries Twenty Seven [Member]
Subsidiaries
Company name	Energias Ambientales de Outes SLU
Registered office	Madrid (Spain)
Country of operation	Spain
Share capital		643,451.49
% Equity ratio	100.00%
Consolidation or valuation method	F.C.
Plenitude | Foreign (outside Italy) | Subsidiaries Twenty Seven [Member] | Eni gas e luce SpA SB
Subsidiaries
% Ownership	100.00%
Plenitude | Foreign (outside Italy) | Subsidiaries Twenty Eight [Member]
Subsidiaries
Company name	Energias Alternativas Eolicas Riojanas SL
Registered office	Logroño (Spain)
Country of operation	Spain
Share capital		2,008,901.71
% Equity ratio	100.00%
Consolidation or valuation method	F.C.
Plenitude | Foreign (outside Italy) | Subsidiaries Twenty Eight [Member] | Eni gas e luce SpA SB
Subsidiaries
% Ownership	57.50%
Plenitude | Foreign (outside Italy) | Subsidiaries Twenty Eight [Member] | Des. En. Riojanos SL
Subsidiaries
% Ownership	42.50%
Plenitude | Foreign (outside Italy) | Subsidiaries Twenty Nine [Member]
Subsidiaries
Company name	Eni Energy Solutions BV
Registered office	Amsterdam (Netherlands)
Country of operation	Netherlands
Share capital		20,000
% Equity ratio	100.00%
Consolidation or valuation method	F.C.
Plenitude | Foreign (outside Italy) | Subsidiaries Twenty Nine [Member] | Eni gas e luce SpA SB
Subsidiaries
% Ownership	100.00%
Plenitude | Foreign (outside Italy) | Subsidiaries Thirty [Member]
Subsidiaries
Company name	Eni Gas & Power France SA
Registered office	Levallois Perret (France)
Country of operation	France
Share capital		29,937,600
% Equity ratio	99.87%
Consolidation or valuation method	F.C.
Plenitude | Foreign (outside Italy) | Subsidiaries Thirty [Member] | Eni gas e luce SpA SB
Subsidiaries
% Ownership	99.87%
Plenitude | Foreign (outside Italy) | Subsidiaries Thirty [Member] | Third parties
Subsidiaries
% Ownership	0.13%
Plenitude | Foreign (outside Italy) | Subsidiaries Thirty One [Member]
Subsidiaries
Company name	Eni New Energy Australia Pty Ltd
Registered office	Perth (Australia)
Country of operation	Australia
Share capital | $				$ 4
Consolidation or valuation method	Eq.
Plenitude | Foreign (outside Italy) | Subsidiaries Thirty One [Member] | Eni gas e luce SpA SB
Subsidiaries
% Ownership	100.00%
Plenitude | Foreign (outside Italy) | Subsidiaries Thirty Two [Member]
Subsidiaries
Company name	Eni New Energy Batchelor Pty Ltd
Registered office	Perth (Australia)
Country of operation	Australia
Share capital | $				1
Plenitude | Foreign (outside Italy) | Subsidiaries Thirty Two [Member] | Eni New Energ. Austr.
Subsidiaries
% Ownership	100.00%
Plenitude | Foreign (outside Italy) | Subsidiaries Thirty Three [Member]
Subsidiaries
Company name	Eni New Energy Katherine Pty Ltd
Registered office	Perth (Australia)
Country of operation	Australia
Share capital | $				1
Plenitude | Foreign (outside Italy) | Subsidiaries Thirty Three [Member] | Eni New Energ. Austr.
Subsidiaries
% Ownership	100.00%
Plenitude | Foreign (outside Italy) | Subsidiaries Thirty Four [Member]
Subsidiaries
Company name	Eni New Energy Manton Dam Pty Ltd
Registered office	Perth (Australia)
Country of operation	Australia
Share capital | $				$ 1
Plenitude | Foreign (outside Italy) | Subsidiaries Thirty Four [Member] | Eni New Energ. Austr.
Subsidiaries
% Ownership	100.00%
Plenitude | Foreign (outside Italy) | Subsidiaries Thirty Five [Member]
Subsidiaries
Company name	Eni New Energy Pakistan (Private) Ltd
Registered office	Saddar Town-Karachi (Pakistan)
Country of operation	Pakistan
Share capital | ₨						₨ 1,252,000,000
% Equity ratio	100.00%
Consolidation or valuation method	F.C.
Plenitude | Foreign (outside Italy) | Subsidiaries Thirty Five [Member] | Eni International BV
Subsidiaries
% Ownership	99.98%
Plenitude | Foreign (outside Italy) | Subsidiaries Thirty Five [Member] | Eni Oil Holdings BV
Subsidiaries
% Ownership	0.01%
Plenitude | Foreign (outside Italy) | Subsidiaries Thirty Five [Member] | Eni Pakistan Ltd (M)
Subsidiaries
% Ownership	0.01%
Plenitude | Foreign (outside Italy) | Subsidiaries Thirty Six [Member]
Subsidiaries
Company name	Eni New Energy US Holding Llc
Registered office	Dover (USA)
Country of operation	USA
Share capital | $	$ 100
% Equity ratio	100.00%
Consolidation or valuation method	F.C.
Plenitude | Foreign (outside Italy) | Subsidiaries Thirty Six [Member] | Eni New Energy US Inc
Subsidiaries
% Ownership	99.00%
Plenitude | Foreign (outside Italy) | Subsidiaries Thirty Six [Member] | Eni New Energy US Inv. Inc
Subsidiaries
% Ownership	1.00%
Plenitude | Foreign (outside Italy) | Subsidiaries Thirty Seven [Member]
Subsidiaries
Company name	Eni New Energy US Inc
Registered office	Dover (USA)
Country of operation	USA
Share capital | $	$ 100
% Equity ratio	100.00%
Consolidation or valuation method	F.C.
Plenitude | Foreign (outside Italy) | Subsidiaries Thirty Seven [Member] | Eni gas e luce SpA SB
Subsidiaries
% Ownership	100.00%
Plenitude | Foreign (outside Italy) | Subsidiaries Thirty Eight [Member]
Subsidiaries
Company name	Eni New Energy US Investing Inc
Registered office	Dover (USA)
Country of operation	USA
Share capital | $	$ 1,000
% Equity ratio	100.00%
Consolidation or valuation method	F.C.
Plenitude | Foreign (outside Italy) | Subsidiaries Thirty Eight [Member] | Eni New Energy US Inc
Subsidiaries
% Ownership	100.00%
Plenitude | Foreign (outside Italy) | Subsidiaries Thirty Nine [Member]
Subsidiaries
Company name	Eni North Sea Wind Ltd
Registered office	London (United Kingdom)
Country of operation	United Kingdom
Share capital | £			£ 10,000
% Equity ratio	100.00%
Consolidation or valuation method	F.C.
Plenitude | Foreign (outside Italy) | Subsidiaries Thirty Nine [Member] | Eni Energy Solutions BV
Subsidiaries
% Ownership	100.00%
Plenitude | Foreign (outside Italy) | Subsidiaries Forty [Member]
Subsidiaries
Company name	Estanque Redondo Solar SLU
Registered office	Madrid (Spain)
Country of operation	Spain
Share capital		3,000
% Equity ratio	100.00%
Consolidation or valuation method	F.C.
Plenitude | Foreign (outside Italy) | Subsidiaries Forty [Member] | Dhamma Energy Group
Subsidiaries
% Ownership	100.00%
Plenitude | Foreign (outside Italy) | Subsidiaries Forty One [Member]
Subsidiaries
Company name	Gas Supply Company Thessaloniki - Thessalia SA
Registered office	Thessaloniki (Greece)
Country of operation	Greece
Share capital		13,761,788
% Equity ratio	100.00%
Consolidation or valuation method	F.C.
Plenitude | Foreign (outside Italy) | Subsidiaries Forty One [Member] | Eni gas e luce SpA SB
Subsidiaries
% Ownership	100.00%
Plenitude | Foreign (outside Italy) | Subsidiaries Forty Two [Member]
Subsidiaries
Company name	Holding Lanas Solar Sàrl
Registered office	Argenteuil (France)
Country of operation	France
Share capital		100
% Equity ratio	100.00%
Consolidation or valuation method	F.C.
Plenitude | Foreign (outside Italy) | Subsidiaries Forty Two [Member] | Dhamma Energy SAS
Subsidiaries
% Ownership	100.00%
Plenitude | Foreign (outside Italy) | Subsidiaries Forty Three [Member]
Subsidiaries
Company name	Instalaciones Martínez Díez SLU
Registered office	Torrelavega (Spain)
Country of operation	Spain
Share capital		18,030
% Equity ratio	100.00%
Consolidation or valuation method	F.C.
Plenitude | Foreign (outside Italy) | Subsidiaries Forty Three [Member] | Eni gas e luce SpA SB
Subsidiaries
% Ownership	100.00%
Plenitude | Foreign (outside Italy) | Subsidiaries Forty Four [Member]
Subsidiaries
Company name	Ixia Solar SLU
Registered office	Madrid (Spain)
Country of operation	Spain
Share capital		3,000
% Equity ratio	100.00%
Consolidation or valuation method	F.C.
Plenitude | Foreign (outside Italy) | Subsidiaries Forty Four [Member] | Dhamma Energy Group
Subsidiaries
% Ownership	100.00%
Plenitude | Foreign (outside Italy) | Subsidiaries Forty Five [Member]
Subsidiaries
Company name	Krypton SAS
Registered office	Argenteuil (France)
Country of operation	France
Share capital		180,000
% Equity ratio	100.00%
Consolidation or valuation method	F.C.
Plenitude | Foreign (outside Italy) | Subsidiaries Forty Five [Member] | Dhamma Energy SAS
Subsidiaries
% Ownership	100.00%
Plenitude | Foreign (outside Italy) | Subsidiaries Forty Six [Member]
Subsidiaries
Company name	Lanas Solar SAS
Registered office	Argenteuil (France)
Country of operation	France
Share capital		100
% Equity ratio	100.00%
Consolidation or valuation method	F.C.
Plenitude | Foreign (outside Italy) | Subsidiaries Forty Six [Member] | Holding Lanas Solar
Subsidiaries
% Ownership	100.00%
Plenitude | Foreign (outside Italy) | Subsidiaries Forty Seven [Member]
Subsidiaries
Company name	Membrio Solar SLU
Registered office	Madrid (Spain)
Country of operation	Spain
Share capital		3,000
% Equity ratio	100.00%
Consolidation or valuation method	F.C.
Plenitude | Foreign (outside Italy) | Subsidiaries Forty Seven [Member] | Dhamma Energy Group
Subsidiaries
% Ownership	100.00%
Plenitude | Foreign (outside Italy) | Subsidiaries Forty Eight [Member]
Subsidiaries
Company name	Olea Solar SLU
Registered office	Madrid (Spain)
Country of operation	Spain
Share capital		3,000
% Equity ratio	100.00%
Consolidation or valuation method	F.C.
Plenitude | Foreign (outside Italy) | Subsidiaries Forty Eight [Member] | Dhamma Energy Group
Subsidiaries
% Ownership	100.00%
Plenitude | Foreign (outside Italy) | Subsidiaries Forty Nine [Member]
Subsidiaries
Company name	Opalo Solar SLU
Registered office	Madrid (Spain)
Country of operation	Spain
Share capital		3,000
% Equity ratio	100.00%
Consolidation or valuation method	F.C.
Plenitude | Foreign (outside Italy) | Subsidiaries Forty Nine [Member] | Dhamma Energy Group
Subsidiaries
% Ownership	100.00%
Plenitude | Foreign (outside Italy) | Subsidiaries Fifty [Member]
Subsidiaries
Company name	Pistacia Solar SLU
Registered office	Madrid (Spain)
Country of operation	Spain
Share capital		3,000
% Equity ratio	100.00%
Consolidation or valuation method	F.C.
Plenitude | Foreign (outside Italy) | Subsidiaries Fifty [Member] | Dhamma Energy Group
Subsidiaries
% Ownership	100.00%
Plenitude | Foreign (outside Italy) | Subsidiaries Fifty One [Member]
Subsidiaries
Company name	POP Solar SAS
Registered office	Argenteuil (France)
Country of operation	France
Share capital		1,000
% Equity ratio	100.00%
Consolidation or valuation method	F.C.
Plenitude | Foreign (outside Italy) | Subsidiaries Fifty One [Member] | Dhamma Energy Group
Subsidiaries
% Ownership	100.00%
Plenitude | Foreign (outside Italy) | Subsidiaries Fifty Two [Member]
Subsidiaries
Company name	Tebar Solar SLU
Registered office	Madrid (Spain)
Country of operation	Spain
Share capital		3,000
% Equity ratio	100.00%
Consolidation or valuation method	F.C.
Plenitude | Foreign (outside Italy) | Subsidiaries Fifty Two [Member] | Dhamma Energy Group
Subsidiaries
% Ownership	100.00%
Plenitude | Foreign (outside Italy) | Subsidiaries Fifty Three [Member]
Subsidiaries
Company name	Xenon SAS
Registered office	Argenteuil (France)
Country of operation	France
Share capital		1,500,100
% Equity ratio	100.00%
Consolidation or valuation method	F.C.
Plenitude | Foreign (outside Italy) | Subsidiaries Fifty Three [Member] | Dhamma Energy SAS
Subsidiaries
% Ownership	0.01%
% Equity ratio	100.00%
Plenitude | Foreign (outside Italy) | Subsidiaries Fifty Three [Member] | Third parties
Subsidiaries
% Ownership	99.99%
Plenitude | Foreign (outside Italy) | Subsidiaries Fifty Four [Member]
Subsidiaries
Company name	Zinnia Solar SLU
Registered office	Madrid (Spain)
Country of operation	Spain
Share capital		3,000
% Equity ratio	100.00%
Consolidation or valuation method	F.C.
Plenitude | Foreign (outside Italy) | Subsidiaries Fifty Four [Member] | Dhamma Energy Group
Subsidiaries
% Ownership	100.00%
Power | Italy | Subsidiaries One [Member]
Subsidiaries
Company name	EniPower Mantova SpA
Registered office	San Donato Milanese (MI)
Country of operation	Italy
Share capital		144,000,000
% Equity ratio	86.50%
Consolidation or valuation method	F.C.
Power | Italy | Subsidiaries One [Member] | EniPower SpA
Subsidiaries
% Ownership	86.50%
Power | Italy | Subsidiaries One [Member] | Third parties
Subsidiaries
% Ownership	13.50%
Power | Italy | Subsidiaries Two [Member]
Subsidiaries
Company name	EniPower SpA
Registered office	San Donato Milanese (MI)
Country of operation	Italy
Share capital		€ 944,947,849
% Equity ratio	100.00%
Consolidation or valuation method	F.C.
Power | Italy | Subsidiaries Two [Member] | ENI SpA
Subsidiaries
% Ownership	100.00%